Offerings	Aug. 27, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	13,439,892
Proposed Maximum Offering Price per Unit	9.50
Maximum Aggregate Offering Price	$ 126,678,974.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 19,394.55
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(d) and 457(f)(2) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), the proposed maximum aggregate offering price is an amount equal to the product of (i) 13,439,892 common shares of BlackRock Long-Term Municipal Advantage Trust ("BTA"), the estimated maximum number of common shares of BTA that may be exchanged for common shares of BlackRock MuniAssets Fund, Inc. ("MUA" or the "Registrant") in accordance with the terms of the Agreement and Plan of Reorganization, and (ii) $9.50, the net asset value of the common shares of BTA on August 25, 2025 (within fifteen days prior to the date of filing of this Registration Statement), rounded up to the nearest whole dollar (if applicable).
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock
Maximum Aggregate Offering Price	$ 1,000,000.00
Amount of Registration Fee	$ 153.10
Offering Note	Estimated pursuant to Rule 457(o) under the Securities Act solely for the purpose of determining the registration fee.